Income taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Net taxable operating loss carry-forwards (not utilized)	$ 66,167	$ 81,769	$ 65,657
Other deferred income tax assets	1,052	1,898	3,656
Valuation allowance	(57,980)	(69,940)	(64,356)
Net deferred income tax assets	9,238	13,728	4,957
Deferred income tax liabilities	(9,238)	(16,534)	(19,086)
Deferred income taxes, net	$ 0	$ (2,806)	$ (14,130)